Derivative Instruments and Hedging (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
The gross notional amounts of our foreign currency contracts are NIS denominated. The notional amounts of outstanding foreign currency contracts in U.S. dollar as of the periods presented were as follows:

	As of December 31,
	2021	2020
	(in thousands)
Derivative Designated as Hedging Instruments:
Foreign currency contracts	$21,865	$—
Derivatives Not Designated as Hedging Instruments:
Foreign currency contracts	1,286	12,442
Total derivative instruments	$23,151	$12,442

Derivative Instruments, Gain (Loss)
The effect of foreign currency contracts on the Consolidated Statements of Operations during the periods presented were as follows:

	Derivatives Not Designated as Hedging Instruments
	Year Ended December 31,
	2021	2020	2019
	(in thousands)
Statement of Operations Location:
Other income (expense), net	$(59)	$(231)	$—
Total gain (loss) recognized in earnings	$(59)	$(231)	$—

Schedule of Accumulated Other Comprehensive Income (Loss)
The following table represents the net unrealized gains of foreign currency contracts designated as hedging instruments, net of tax, that were recorded in accumulated other comprehensive profit (loss) as of December 31, 2021, and their effect on other comprehensive profit (loss) for the year ended December 31, 2021:

Year Ended December 31, 2021
(in thousands)
Balance as of December 31, 2020	$—
Amount of net gains (loss) recorded in accumulated other comprehensive profit (loss)	176
Amount of net gains (loss) reclassified from accumulated other comprehensive profit (loss) to earnings	—
Balance as of December 31, 2021	$176